25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111

Driehaus Emerging Markets Growth Fund
Investor Shares *DREGX
Institutional Shares *DIEMX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Micro Cap Growth Fund *DMCRX

Driehaus Small Cap Growth Fund
Investor Shares *DVSMX
Institutional Shares *DNSMX

Driehaus Small/Mid Cap Growth Fund *DSMDX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JULY 21, 2020
TO THE PROSPECTUS FOR THE FUNDS (“PROSPECTUS”) AND THE SUMMARY PROSPECTUS FOR EACH FUND (“SUMMARY PROSPECTUS”), EACH DATED APRIL 30, 2020

Effective on August 1, 2020, The Northern Trust Company will replace BNY Mellon Investment Servicing (US) Inc., as the Funds’ transfer agent and will replace The Bank of New York Mellon as the Funds’ administrator.

Accordingly, effective on August 1, 2020, the Funds’ Prospectus is amended as follows:

Change in Administrator

The Northern Trust Company has replaced The Bank of New York Mellon as the Funds’ administrator. Accordingly, all references in the Prospectus to “The Bank of New York Mellon” are hereby deleted and replaced with references to “The Northern Trust Company,” and all references in the Prospectus to the “administrator” are deemed to be references to The Northern Trust Company.

Change in Transfer Agent

The Northern Trust Company has replaced BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent. Accordingly, all references in the Prospectus to “BNY Mellon Investment Servicing (US) Inc.” and “BNY Mellon” are hereby deleted and replaced with references to “The Northern Trust Company” and “Northern Trust,” respectively, and all references in the Prospectus to the “transfer agent” are deemed to be references to The Northern Trust Company.

The following replaces the information under the heading “Purchase and Sale of Fund Shares” beginning on page 5 of the Prospectus and page 5 of the Summary Prospectus for the Driehaus Emerging Markets Growth Fund:

Purchase and Sale of Fund Shares

The Fund is closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.” The following is applicable to eligible investors:

	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
Investor Shares	$10,000	$2,000	$2,000	$500	$100	$300
Institutional Shares	$500,000	None	$500,000	None	N/A	N/A

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The following replaces the information under the heading “Purchase and Sale of Fund Shares” on page 10 of the Prospectus and on page 5 of the Summary Prospectus for the Driehaus Emerging Markets Small Cap Growth Fund:

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The Following replaces the information under the heading “Purchase and Sale of Fund Shares” on page 14 of the Prospectus and on page 5 of the Summary Prospectus for the Driehaus International Small Cap Growth Fund:

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The following replaces the information under the heading “Purchase and Sale of Fund Shares” beginning on page 18 of the Prospectus and on page 5 of the Summary Prospectus for the Driehaus Micro Cap Growth Fund:

Purchase and Sale of Fund Shares

The Fund is closed to new investors. For additional information, please see “Shareholder Information — General Purchase Information.” The following is applicable to eligible investors:

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The following replaces the information under the heading “Purchase and Sale of Fund Shares” beginning on page 24 of the Prospectus and on page 5 of the Summary Prospectus for the Driehaus Small Cap Growth Fund:

Purchase and Sale of Fund Shares

	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
Investor Shares	$10,000	$2,000	$2,000	$500	$100	$300
Institutional Shares	$500,000	None	$500,000	None	N/A	N/A

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The following replaces the information under the heading “Purchase and Sale of Fund Shares” beginning on page 28 of the Prospectus and on page 4 of the Summary Prospectus for the Driehaus Small/Mid Cap Growth Fund:

Purchase and Sale of Fund Shares

Minimum Initial Investment	Minimum Subsequent Investment	Minimum Initial IRA Investment	Minimum Subsequent IRA Investment	Minimum Automatic Investment Plan (Monthly)	Minimum Automatic Investment Plan (Quarterly)
$10,000	$2,000	$2,000	$500	$100	$300

In general, you can buy or sell shares of the Fund by regular mail addressed to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766, or by overnight delivery addressed to Driehaus Mutual Funds, c/o Northern Trust, 333 South Wabash Avenue, W-38, Chicago, IL 60604, or by phone at 1-800-560-6111 on any business day. You may also buy and sell shares through a financial professional.

The following replaces the information under the sub-heading “How to Purchase Shares” under the heading “Shareholder Information” beginning on page 48 of the Prospectus:

How to Purchase Shares

1)	By Mail. Make your check payable to Driehaus Mutual Funds. The Funds accept:

●	Your personal check, preprinted with your name and address
●	Certified personal checks

for Fund share purchases under $100,000. For purchases of $100,000 or more, the Funds accept only wire transfers.

Driehaus Mutual Funds will not accept the following forms of payment for Fund shares:

●	Cash
●	Credit cards
●	Cashier’s/Official checks
●	Bank drafts
●	Third party checks
●	“Starter” checks that do not have a printed name and address on them
●	Travelers checks
●	Credit card checks
●	Money orders

Any expense incurred as a result of a returned check will be borne by the shareholder. The Fund will charge a $20 fee against your account, in addition to any loss sustained by the Fund, for any check returned for insufficient funds. If you are adding to your existing account, fill out the detachable investment slip from an account statement or indicate your Fund account number and the name(s) in which the account is registered directly on the check. Send to:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

2)	By Wire Transfer. Call Shareholder Services at 1-800-560-6111 to initiate your purchase and obtain your account number. Then wire your investment to:

The Northern Trust Co

50 S. LaSalle St.

Chicago, IL 60607

ABA #071000152

Account #: 5201683100

Shareholder Name:

Shareholder Account #DRH1083FFFAAAAAAA

*FFF is your Fund Number and AAAAAAA is your account number

3)

Through Automatic Investment Plan. Additional investments in shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds via Automated Clearing House Network Transfer (“ACH”) from your pre-designated bank account through the Automatic Investment Plan. This plan is not available for Institutional Shares.

4)

Through ACH. Additional investments in shares of the Funds may also be made at any time by authorizing the Transfer Agent to withdraw funds via ACH from your pre-designated bank account. The Funds do not accept initial investments through ACH. Instructions to purchase shares of the Funds by ACH which are received prior to close of the NYSE receive the net asset value calculated on the next business day. Instructions to purchase shares of the Funds by ACH received after the close of the NYSE receive the net asset value calculated on the second business day after receipt.

5)

Through Financial Institutions. Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Funds. There are no charges or limitations imposed by the Funds, other than those described in this Prospectus, if shares are purchased (or redeemed) directly from the Funds or Foreside. However, unless waived, the Funds will deduct 2.00% from the redemption amount if you sell your shares within 60 days after purchase.

New investors who would like to participate in the Automatic Investment Plan (not available for the Institutional Shares) or make additional investments in shares of the Funds by ACH should complete the appropriate section of the account application and mail it to Driehaus Mutual Funds at the address included in the “By Mail” section above. Current investors should complete the Optional Account Services Form to add either or both privileges to their account(s). To obtain either form, call Shareholder Services at 1-800-560-6111 or visit www.driehaus.com/fund-resources.

The following replaces the information under the sub-heading “How to Redeem Shares” under the heading “Shareholder Information” beginning on page 51 of the Prospectus:

How to Redeem Shares

1)	By Mail. Shareholders may sell shares by writing the Funds at the following address:

Regular Mail: Driehaus Mutual Funds P.O. Box 4766 Chicago, IL 60680-4766	Overnight Delivery: Driehaus Mutual Funds c/o Northern Trust 333 South Wabash Avenue, W-38 Chicago, IL 60604

Certain requests for redemption must be signed by the shareholder with a signature guarantee. See “Shareholder Services and Policies — Medallion Signature Guarantees” below. Redemption proceeds will be net of any applicable redemption fees.

2)

By Telephone. You will automatically have the telephone redemption by check privileges when you open your account unless you indicate on the application that you do not want this privilege. You may also have redemption proceeds sent directly to your bank account by wire or ACH if you mark the appropriate box(es) and provide your bank information on your application. If you are a current shareholder, you should complete the Optional Account Services Form to add these additional redemption options to your account. You may make a telephone redemption request for up to $100,000 by calling Shareholder Services at 1-800-560-6111 and providing your account number, the exact name of your account and your social security or taxpayer identification number. See “General Redemption Information” below for specific information on payment of redemption proceeds under each payment option. The Funds reserve the right to suspend or terminate the telephone redemption privilege at any time.

Telephone Transactions. For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose address has changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or wired or electronically transferred to a bank account previously designated by you in writing.

3)

By Wire Transfer. If you have chosen the wire redemption privilege, you may request the Funds to transmit your proceeds by Federal Funds wire to a bank account previously designated by you in writing and not changed within the past 30 days. See “General Redemption Information — Execution of Requests” below.

4)

Through ACH. Your redemption proceeds less any applicable redemption fee, can be electronically transferred to your pre-designated bank account on or about the date of your redemption. There is no fee associated with this redemption payment method.

5)

Through Financial Institutions. If you bought your shares through a financial institution and these shares are held in the name of the financial institution, you must redeem your shares through the financial institution. Please contact the financial institution for this service.

The following replaces the information under “Shareholder Services and Policies” under the Heading “Shareholder Information” beginning on page 54 of the Prospectus:

Shareholder Services and Policies

Exchanging Shares. Any shares of a Fund that you have held for the applicable escrow period may be exchanged for shares of any other Driehaus Mutual Fund in an identically registered account, provided the Fund(s) has (have) the same transfer agent, is (are) available for purchase, the Fund(s) to be acquired is (are) registered for sale in your state of residence and you have met the minimum initial investment requirements. Procedures applicable to the purchase and redemption of a Fund’s shares are also applicable to exchanging shares, including the prices that you receive and pay for the shares you exchange. You will automatically have the ability to exchange shares of any Driehaus Mutual Fund, subject to the qualifications noted above, by telephone unless you indicate on your application that you do not want this privilege. The Funds reserve the right to limit the number of exchanges between Funds and to reject any exchange order. The Funds reserve the right to modify or discontinue the exchange privilege at any time upon 60 days’ written notice. For federal income tax purposes, an exchange is treated the same as a sale and you may recognize a capital gain or loss upon an exchange, depending upon the cost or other basis of the shares exchanged. The 2.00% redemption fee also applies to shareholders who exchange their shares for any other Driehaus Mutual Fund shares within 60 days of purchase.

You may also exchange shares of one class of the Driehaus Emerging Markets Growth Fund or the Driehaus Small Cap Growth Fund for a different class of shares offered by same Fund, provided that you meet the eligibility requirements for that class, including the minimum investment requirements. For federal income tax purposes, an exchange of shares of a Fund directly for shares of a different class of the same Fund generally will not result in recognition of a gain or loss by the exchanging shareholder.

Medallion Signature Guarantees. A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account activity. In addition to certain signature requirements, a medallion signature guarantee is required, unless such requirement is waived by the Adviser, in any of the following circumstances:

●	A redemption request is over $100,000.
●	A redemption check is to be made payable to anyone other than the shareholder(s) of record or the name has been changed within 30 days of the request.
●	A redemption check is to be mailed to an address other than the address of record or the address has been changed within 30 days of the request.
●	A redemption amount is to be wired to a bank other than one previously authorized.
●	To add or change bank information for wire or ACH transactions on an existing account.

At the Funds’ discretion, medallion signature guarantees also may be required for other transactions or changes to your account. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP), and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

Telephone Transactions. Shareholders will automatically have telephone redemption by check and exchange privileges unless they indicate on their account application that they do not want these privileges. Shareholders may initially purchase shares by telephone via bank wire. Shareholders engaging in telephone transactions should be aware of the risks associated with these types of transactions as compared to written requests. Although the Funds employ reasonable procedures to confirm that instructions received by telephone are genuine, a shareholder authorizing a transaction by telephone bears the risk of any resulting losses, unless the Funds or their service providers fail to employ these measures. In such cases, the Funds or their service providers may be liable for losses arising from unauthorized or fraudulent instructions. In addition, the Funds reserve the right to record all telephone conversations. Confirmation statements for telephone transactions should be reviewed for accuracy immediately upon receipt by the shareholder.

Delivery of Written Requests. Neither the U.S. Postal Service nor other independent delivery services are agents of the Funds. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box of purchase orders and redemption requests do not constitute receipt by the Transfer Agent.

Unusual Circumstances. During times of unusual economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In addition, in unusual circumstances, a Fund may temporarily suspend the processing of redemption requests or may postpone payment of proceeds for up to seven days or longer as allowed by federal securities laws. In the event that you are unable to reach the Funds by telephone, requests may be mailed to the Funds at the address listed in “How to Redeem Shares.”

A Note on Mailing Procedures. In order to provide greater convenience to our shareholders and cost savings to the Funds by reducing the number of duplicate shareholder mailings, only one copy of most proxy statements, financial reports and prospectuses will be mailed to households, even if more than one person in a household holds shares of a Fund. Separate shareholder statements will continue to be mailed for each Fund account. If you want additional copies or do not want your mailings to be “householded,” please call Shareholder Services at 1-800-560-6111 or write to Driehaus Mutual Funds, P.O. Box 4766, Chicago, IL 60680-4766.

The following should replace the subheading “To Obtain Information” under the heading “For More Information” on the back cover of the Prospectus:

To Obtain Information:

By Telephone

Call 1-800-560-6111

By Mail

Write to:
Driehaus Mutual Funds
P.O. Box 4766
Chicago, IL 60680-4766

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.

DRH-SUP072020